Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897

Marmont Redwood International Equity Fund
Institutional Shares (MRILX)
Retail Shares (MRIDX)

Supplement dated September 12, 2018 to the
Prospectus and Statement of Additional Information ("SAI")
dated February 14, 2018, as supplemented

Effective Monday, September 17, 2018, the Retail Shares of the Marmont Redwood International Equity Fund (the "Fund") will be offered for purchase.

The Prospectus and SAI are hereby amended to add MRIDX as the ticker symbol for the Retail Shares, and to remove all statements to the effect that the Retail Shares are not currently offered.

Please retain this supplement with your Prospectus and SAI for future reference.